UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08049

              Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

              2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         203-622-2978

Date of fiscal year end:  9/30

Date of reporting period:6/30/05

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of June 30, 2005 (Unaudited)

		Shares	Value
	Common Stock - 99.75%
	Airlines - 1.51%
	Republic Airways Holdings, Inc. *	20,880	$ 301,716

	Automotive - 1.32%
	Accuride Corp. *	24,700	262,561

	Biomedical - 10.32%
	Aspreva Pharmaceuticals Corp. *	18,200	281,918
	Genentech, Inc. *	11,000	883,080
	PRA International *	10,000	267,800
	Syneron Medical Ltd. *	17,000	622,030
			2,054,828
	Casino Hotels - 3.59%
	Las Vegas Sands Corp. *	20,000	715,000

	Chemicals - 0.74%
	Westlake Chemical Corp.	6,000	147,000

	Coal - 3.15%
	Alpha Natural Resources, Inc. *	10,000	238,800
	Foundation Coal Holdings, Inc.	15,000	389,100
			627,900

	Commercial Services - 0.77%
	Huron Consulting Group, Inc. *	6,500	153,075

	Computer Services / Technology - 18.62%
	Anteon International Corp. *	10,000	456,200
	Cogent, Inc. *	25,000	713,750
	Google, Inc., Class A *	2,000	588,300
	NAVTEQ Corp. *	20,000	743,600
	SRA International, Inc., Class A *	19,800	687,456
	VeriFone Holdings, Inc. *	8,000	130,000
	Xyratex Ltd. *	25,000	387,750
			3,707,056

	Construction / Building Materials - 3.54%
	Bucyrus International, Inc.	10,000	379,800
	Builders FirstSource, Inc. *	20,000	324,000
			703,800

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of June 30, 2005 (Unaudited) (Continued)

		Shares	Value
	Education - 4.50%
	Universal Technical Institute, Inc. *	27,000	$ 896,400

	Electronics - 0.89%
	Dolby Laboratories, Inc., Class A *	8,000	176,480

	Financial Services - 3.16%
	Calamos Asset Management, Inc., Class A	10,000	272,400
	GFI Group, Inc. *	10,000	356,000
			628,400

	Health Instruments - 5.49%
	Alcon, Inc.	10,000	1,093,500

	Home Furnishings - 4.12%
	Tempur-Pedic International, Inc. *	37,000	820,660

	Insurance - 3.04%
	Genworth Financial, Inc., Class A	20,000	604,600

	Oil / Gas - 6.47%
	Hornbeck Offshore Services, Inc. *	15,000	406,350
	W&T Offshore, Inc.	11,000	264,770
	Whiting Petroleum Corp. *	17,000	617,270
			1,288,390

	Real Estate & Real Estate Investment Trusts [REITs] - 8.25%
	CB Richard Ellis Group, Inc., Class A *	15,000	657,900
	Deerfield Triarc Capital Corp. *	15,000	235,350
	DiamondRock Hospitality Co.	22,000	248,600
	KKR Financial Corp. *	20,000	500,000
			1,641,850

	Retail - 11.04%
	Coach, Inc. *	28,000	939,960
	Dick's Sporting Goods, Inc. *	10,000	385,900
	DSW, Inc. *	21,000	523,950
	Texas Roadhouse, Inc., Class A *	10,000	347,500
			2,197,310
IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of June 30, 2005 (Unaudited) (Continued)

		Shares	Value
	Schools - 2.54%
	Lincoln Educational Services *	25,000	$ 506,250

	Telecom Services - 6.69%
	Neustar, Inc., Class A *	21,000	537,600
	New Skies Satellites Holdings Ltd.	40,000	794,000
			1,331,600

	Total Common Stocks (Cost $15,116,582)		19,858,376

	Short-Term Investments - 0.38%
	Registered Investment Companies - 0.38%
	BNY Hamilton Money Fund, Hamilton Shares,
	due 7/1/05 (Cost $75,955)	75,955	$ 75,955

	Total Investments - 100.13%
	(Cost $15,192,537)(a)		19,934,331
	Liabilities in Excess of Other Assets - (0.13)%		(26,069)
	Net Assets 100.00%		$ 19,908,262

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $15,192,537. At June 30, 2005 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was $4,741,794. This consists of aggregate gross unrealized
	appreciation of $4,879,473 and aggregate gross unrealized depreciation of $137,679.

APPENDIX A:

SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value as determined in good faith by the Board.

There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of December 31, 2004, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date      8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date      8/26/05

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date      8/26/05